SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash paid during the year for [Abstract]
Interest	$ 113,710	$ 110,351	$ 132,780
Taxes	2,155	460	384
Noncash Activities [Abstract]
Security deposits applied to maintenance payment liability, rent receivables, other assets and rentals received in advance	2,045	0	3,292
Maintenance payment liability applied to rent receivables and rentals received in advance	68	0	2,523
Other liabilities applied to maintenance payment liability and rent receivables	676	2,550	240
Noncash Investing Activities [Abstract]
Aircraft improvement	192	5,245	1,587
Noncash activities in connection with purchase of aircraft	3,979	6,388	19,382
Noncash activities in connection with sale of aircraft	$ 0	$ 78,722	$ 93,819